Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 401(k)
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThe Plan’s management evaluated subsequent events through the date on which the financial statements were issued.